Transamerica UltraShort Bond

SCHEDULE OF INVESTMENTS
At January 31, 2025
(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 37.8%
Aerospace & Defense - 1.0%
Boeing Co.
2.25%, 06/15/2026	$ 290,000	$ 279,528
Automobiles - 2.8%
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	200,000	197,388
General Motors Financial Co., Inc.
3.80%, 04/07/2025	219,000	218,659
Volkswagen Group of America Finance LLC
3.95%, 06/06/2025 (A)	400,000	398,975
		815,022
Banks - 14.2%
Banco Santander SA
1.85%, 03/25/2026	400,000	386,345
Bank of America Corp.
Fixed until 09/15/2026, 5.93% (B), 09/15/2027	433,000	440,608
Barclays PLC
Fixed until 11/02/2025, 7.33% (B), 11/02/2026	200,000	203,403
Canadian Imperial Bank of Commerce
5.93%, 10/02/2026	170,000	173,322
Citibank NA
5.44%, 04/30/2026	265,000	267,592
Citigroup, Inc.
Fixed until 01/28/2026, 1.12% (B), 01/28/2027	122,000	117,672
Goldman Sachs Group, Inc.
Fixed until 03/09/2026, 1.43% (B), 03/09/2027	106,000	102,163
3.50%, 11/16/2026	253,000	247,906
Intesa Sanpaolo SpA
7.00%, 11/21/2025 (A)	200,000	203,346
JPMorgan Chase & Co.
Fixed until 07/22/2027, 4.98% (B), 07/22/2028	151,000	151,514
Lloyds Banking Group PLC
4.58%, 12/10/2025	200,000	199,437
Morgan Stanley
Fixed until 01/28/2026, 5.05% (B), 01/28/2027	286,000	286,787
NatWest Markets PLC
3.48%, 03/22/2025 (A)	200,000	199,690
PNC Financial Services Group, Inc.
Fixed until 06/12/2025, 5.81% (B), 06/12/2026	177,000	177,532
State Street Corp.
Fixed Until 03/30/2025, 2.90% (B), 03/30/2026	312,000	311,026
Truist Financial Corp.
4.00%, 05/01/2025	181,000	180,684
U.S. Bancorp
1.45%, 05/12/2025	196,000	194,341
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Wells Fargo & Co.
Fixed Until 02/11/2025, 2.16% (B), 02/11/2026	$ 312,000	$ 311,811
		4,155,179
Beverages - 0.7%
Keurig Dr. Pepper, Inc.
4.42%, 05/25/2025	213,000	212,824
Chemicals - 0.5%
Nutrien Ltd.
5.95%, 11/07/2025	144,000	145,359
Commercial Services & Supplies - 1.4%
Element Fleet Management Corp.
5.64%, 03/13/2027 (A)	102,000	103,502
6.27%, 06/26/2026 (A)	216,000	219,741
ERAC USA Finance LLC
3.80%, 11/01/2025 (A)	73,000	72,548
		395,791
Communications Equipment - 2.0%
Rogers Communications, Inc.
2.95%, 03/15/2025	125,000	124,712
T-Mobile USA, Inc.
2.25%, 02/15/2026	299,000	291,639
Verizon Communications, Inc.
4.13%, 03/16/2027	180,000	178,124
		594,475
Containers & Packaging - 0.8%
Berry Global, Inc.
4.88%, 07/15/2026 (A)	221,000	220,336
Electric Utilities - 0.9%
Dominion Energy, Inc.
2.85%, 08/15/2026	143,000	138,954
Exelon Corp.
3.40%, 04/15/2026	138,000	135,865
		274,819
Financial Services - 2.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.45%, 04/15/2027	166,000	171,051
Air Lease Corp.
3.25%, 03/01/2025	184,000	183,782
American Express Co.
3-Month SOFR Index + 0.65%, 5.17% (B), 11/04/2026	152,000	152,470
Avolon Holdings Funding Ltd.
4.25%, 04/15/2026 (A)	236,000	233,464
		740,767
Food Products - 0.6%
Cargill, Inc.
4.88%, 10/10/2025 (A)	177,000	177,314
Transamerica Funds

Transamerica UltraShort Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Equipment & Supplies - 0.7%
GE HealthCare Technologies, Inc.
5.60%, 11/15/2025	$ 200,000	$ 201,183
Health Care Providers & Services - 0.3%
HCA, Inc.
5.25%, 06/15/2026	87,000	87,206
Health Care REITs - 0.7%
Ventas Realty LP
3.25%, 10/15/2026	108,000	105,243
3.50%, 02/01/2025	100,000	100,000
		205,243
Hotels, Restaurants & Leisure - 0.4%
Warnermedia Holdings, Inc.
3.64%, 03/15/2025	132,000	131,760
Insurance - 1.8%
GA Global Funding Trust
2.25%, 01/06/2027 (A)	186,000	176,617
Metropolitan Life Global Funding I
5.00%, 01/06/2026 (A)	340,000	341,398
		518,015
IT Services - 0.5%
Dell International LLC/EMC Corp.
6.02%, 06/15/2026	144,000	145,942
Machinery - 0.5%
Caterpillar Financial Services Corp.
4.45%, 10/16/2026	151,000	151,004
Media - 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.91%, 07/23/2025	35,000	34,973
Oil, Gas & Consumable Fuels - 2.3%
DCP Midstream Operating LP
5.38%, 07/15/2025	73,000	73,129
Energy Transfer LP
6.05%, 12/01/2026	146,000	149,080
ONEOK, Inc.
5.55%, 11/01/2026	198,000	200,202
Ovintiv, Inc.
5.65%, 05/15/2025	255,000	255,496
		677,907
Personal Care Products - 0.5%
Kenvue, Inc.
5.50%, 03/22/2025	158,000	158,188
Pharmaceuticals - 1.4%
Bristol-Myers Squibb Co.
4.95%, 02/20/2026	179,000	179,909
Pfizer Investment Enterprises Pte. Ltd.
4.65%, 05/19/2025	238,000	238,102
		418,011
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software - 0.7%
Fiserv, Inc.
3.20%, 07/01/2026	$ 105,000	$ 102,804
Oracle Corp.
1.65%, 03/25/2026	91,000	87,910
		190,714
Transportation Infrastructure - 0.5%
Penske Truck Leasing Co. LP/PTL Finance Corp.
1.20%, 11/15/2025 (A)	155,000	150,644
Total Corporate Debt Securities (Cost $11,058,433)		11,082,204
ASSET-BACKED SECURITIES - 20.9%
ACM Auto Trust
Series 2023-2A, Class A, 7.97%, 06/20/2030 (A)	25,565	25,651
Series 2024-1A, Class A, 7.71%, 01/21/2031 (A)	22,283	22,343
Avis Budget Rental Car Funding AESOP LLC
Series 2020-1A, Class A, 2.33%, 08/20/2026 (A)	380,000	376,900
Series 2020-2A, Class A, 2.02%, 02/20/2027 (A)	350,000	342,276
Capital One Multi-Asset Execution Trust
Series 2019-A3, Class A3, 2.06%, 08/15/2028	300,000	289,239
Series 2022-A3, Class A, 4.95%, 10/15/2027	250,000	250,770
Chase Issuance Trust
Series 2022-A1, Class A, 3.97%, 09/15/2027	300,000	299,036
CIFC Funding Ltd.
Series 2016-1A, Class AR3, 3-Month Term SOFR + 1.00%, 5.29% (B), 10/21/2031 (A)	300,000	300,392
Series 2017-4A, Class A1R, 3-Month Term SOFR + 1.21%, 5.51% (B), 10/24/2030 (A)	100,547	100,841
Discover Card Execution Note Trust
Series 2023-A1, Class A, 4.31%, 03/15/2028	600,000	599,014
Dryden 40 Senior Loan Fund
Series 2015-40A, Class AR2, 3-Month Term SOFR + 1.15%, 5.67% (B), 08/15/2031 (A)	218,952	219,152
Ford Credit Auto Owner Trust
Series 2020-2, Class B, 1.49%, 04/15/2033 (A)	200,000	195,345
Series 2021-1, Class A, 1.37%, 10/17/2033 (A)	600,000	577,359
GM Financial Revolving Receivables Trust
Series 2021-1, Class A, 1.17%, 06/12/2034 (A)	300,000	284,053
Hertz Vehicle Financing III LLC
Series 2022-1A, Class A, 1.99%, 06/25/2026 (A)	250,000	248,474
Transamerica Funds

Transamerica UltraShort Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Hilton Grand Vacations Trust
Series 2018-AA, Class A, 3.54%, 02/25/2032 (A)	$ 336,285	$ 334,773
Series 2019-AA, Class C, 2.84%, 07/25/2033 (A)	77,230	75,404
LCM XXV Ltd.
Series 25A, Class AR, 3-Month Term SOFR + 1.10%, 5.39% (B), 07/20/2030 (A)	24,038	24,071
Santander Drive Auto Receivables Trust
Series 2021-1, Class D, 1.13%, 11/16/2026	31,036	30,952
Series 2023-5, Class A2, 6.31%, 07/15/2027	20,460	20,502
SCF Equipment Trust LLC
Series 2025-1A, Class A2, 4.82%, 07/22/2030 (A)	250,000	250,132
Sierra Timeshare Receivables Funding LLC
Series 2020-2A, Class B, 2.32%, 07/20/2037 (A)	89,992	89,220
Sound Point CLO XVI Ltd.
Series 2017-2A, Class AR, 3-Month Term SOFR + 1.24%, 5.54% (B), 07/25/2030 (A)	37,698	37,732
Symphony CLO XIX Ltd.
Series 2018-19A, Class A, 3-Month Term SOFR + 1.22%, 5.53% (B), 04/16/2031 (A)	157,903	158,395
Symphony CLO XXIII Ltd.
Series 2020-23A, Class AR2, 3-Month Term SOFR + 0.90%, 0.00% (B), 01/15/2034 (A)(C)	250,000	250,000
Tidewater Auto Receivables Trust
Series 2020-AA, Class D, 2.31%, 03/15/2027 (A)	15,785	15,764
Toyota Auto Loan Extended Note Trust
Series 2020-1A, Class A, 1.35%, 05/25/2033 (A)	250,000	247,546
Series 2021-1A, Class A, 1.07%, 02/27/2034 (A)	288,000	277,621
Venture XXVII CLO Ltd.
Series 2017-27A, Class AR, 3-Month Term SOFR + 1.31%, 5.60% (B), 07/20/2030 (A)	123,684	124,023
Veridian Auto Receivables Trust
Series 2023-1A, Class A2, 5.97%, 08/17/2026 (A)	11,542	11,548
Welk Resorts LLC
Series 2019-AA, Class A, 2.80%, 06/15/2038 (A)	67,450	65,137
Total Asset-Backed Securities (Cost $6,075,107)		6,143,665
MORTGAGE-BACKED SECURITIES - 1.8%
BX Commercial Mortgage Trust
Series 2021-VOLT, Class C, 1-Month Term SOFR + 1.21%, 5.52% (B), 09/15/2036 (A)	265,000	263,012
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class D, 1-Month Term SOFR + 2.05%, 6.35% (B), 12/15/2037 (A)	$ 250,000	$ 250,000
Total Mortgage-Backed Securities (Cost $509,213)		513,012
COMMERCIAL PAPER - 39.7%
Automobiles - 5.9%
American Honda Finance Corp.
4.78% (D), 02/24/2025	500,000	498,499
Hyundai Capital America
4.75% (D), 02/12/2025 (A)	500,000	499,248
Toyota Motor Credit Corp.
4.54% (D), 07/07/2025	250,000	245,227
Volkswagen Financial Services
4.65% (D), 03/03/2025 (A)	500,000	498,045
		1,741,019
Banks - 6.1%
HSBC USA, Inc.
4.89% (D), 05/01/2025 (A)	250,000	247,194
Korea Development Bank
4.72% (D), 04/09/2025	350,000	347,089
Macquarie Bank Ltd.
5.03% (D), 02/11/2025 (A)	350,000	349,531
National Bank of Canada
4.64% (D), 05/23/2025 (A)	250,000	246,609
Sheffield Receivables Co. LLC
4.72% (D), 03/14/2025 (A)	250,000	248,722
4.82% (D), 02/10/2025 (A)	350,000	349,576
		1,788,721
Capital Markets - 1.7%
Ridgefield Funding Co. LLC
4.55% (D), 06/26/2025 (A)	500,000	491,193
Diversified Telecommunication Services - 1.7%
TELUS Corp.
4.65% (D), 06/16/2025 (A)	500,000	491,416
Electric Utilities - 4.6%
Consolidated Edison Co. of New York, Inc.
4.69% (D), 02/24/2025 (A)	450,000	448,645
Duke Energy Corp.
4.55% (D), 02/13/2025 (A)	400,000	399,358
Entergy Corp.
4.73% (D), 02/28/2025 (A)	500,000	498,236
		1,346,239
Financial Services - 17.9%
Alinghi Funding Co. LLC
4.71% (D), 04/16/2025 (A)	250,000	247,728
4.72% (D), 04/16/2025 (A)	250,000	247,728
Barton Capital SA
4.74% (D), 04/24/2025 (A)	500,000	494,966
Britannia Funding Co. LLC
4.59% (D), 02/13/2025 (A)	250,000	249,605
Transamerica Funds

Transamerica UltraShort Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
COMMERCIAL PAPER (continued)
Financial Services (continued)
Concord Minutemen Capital Co. LLC
4.75% (D), 02/19/2025 (A)	$ 500,000	$ 498,832
GTA Funding LLC
4.47% (D), 04/17/2025 (A)	350,000	346,763
Liberty Street Funding LLC
4.68% (D), 05/19/2025 (A)	500,000	493,413
LMA-Americas LLC
4.81% (D), 03/11/2025 (A)	450,000	447,859
Longship Funding LLC
4.74% (D), 03/07/2025 (A)	500,000	497,880
Mainbeach Funding LLC
4.52% (D), 06/18/2025 (A)	500,000	491,600
Starbird Funding Corp.
4.69% (D), 03/25/2025 (A)	500,000	496,778
Versailles Commercial Paper LLC
4.75% (D), 03/13/2025	500,000	497,510
Victory Receivables Corp.
4.49% (D), 04/17/2025 (A)	250,000	247,690
		5,258,352
	Principal	Value
COMMERCIAL PAPER (continued)
Transportation Infrastructure - 1.8%
Penske Truck Leasing Co. LP
4.62% (D), 04/15/2025	$ 250,000	$ 247,613
4.82% (D), 02/12/2025	300,000	299,540
		547,153
Total Commercial Paper (Cost $11,663,839)		11,664,093
Total Investments (Cost $29,306,592)		29,402,974
Net Other Assets (Liabilities) - (0.2)%		(68,908)
Net Assets - 100.0%		$ 29,334,066
INVESTMENT VALUATION:

Valuation Inputs (E)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$11,082,204	$—	$11,082,204
Asset-Backed Securities	—	6,143,665	—	6,143,665
Mortgage-Backed Securities	—	513,012	—	513,012
Commercial Paper	—	11,664,093	—	11,664,093
Total Investments	$—	$29,402,974	$—	$29,402,974
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2025, the total value of 144A securities is $17,193,354, representing 58.6% of the
Fund's net assets.

(B)
Floating or variable rate security. The rate disclosed is as of January 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(C)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after January 31, 2025.
Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(D)	Rate disclosed reflects the yield at January 31, 2025.
(E)
There were no transfers in or out of Level 3 during the period ended January 31, 2025. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Transamerica Funds

Transamerica UltraShort Bond

NOTES TO SCHEDULE OF INVESTMENTS
At January 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica UltraShort Bond (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at January 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data,
Transamerica Funds

Transamerica UltraShort Bond

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
Transamerica Funds